Loans and Allowance for Credit Losses - Summary of Key Economic Variables Used to Estimate Allowance on Performing Loans During Forecast Period (Detail)	Oct. 31, 2024	Oct. 31, 2023
Upside Scenarios [member] | Canada [member] | First 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	4.60%	3.20%
Corporate BBB	1.30%	1.70%
Unemployment rates	5.30%	4.20%
Housing Price Index	5.90%	9.90%
Upside Scenarios [member] | Canada [member] | Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	2.60%	2.60%
Corporate BBB	1.80%	1.80%
Unemployment rates	4.80%	3.70%
Housing Price Index	5.40%	6.90%
Upside Scenarios [member] | United States [member] | First 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	4.30%	4.10%
Corporate BBB	0.90%	1.40%
Unemployment rates	3.40%	2.90%
Housing Price Index	5.90%	2.70%
Upside Scenarios [member] | United States [member] | Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	2.40%	2.50%
Corporate BBB	1.60%	1.70%
Unemployment rates	3.00%	2.50%
Housing Price Index	4.00%	3.70%
Base Scenarios [member] | Canada [member] | First 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	1.80%	0.40%
Corporate BBB	1.90%	2.40%
Unemployment rates	7.00%	5.90%
Housing Price Index	1.60%	5.50%
Base Scenarios [member] | Canada [member] | Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	1.90%	1.90%
Corporate BBB	2.00%	2.00%
Unemployment rates	6.80%	5.70%
Housing Price Index	3.00%	4.50%
Base Scenarios [member] | United States [member] | First 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	1.90%	1.40%
Corporate BBB	1.60%	2.20%
Unemployment rates	4.70%	4.20%
Housing Price Index	2.80%	(0.50%)
Base Scenarios [member] | United States [member] | Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	1.90%	2.00%
Corporate BBB	2.00%	2.10%
Unemployment rates	4.40%	4.10%
Housing Price Index	2.60%	2.30%
Downside Scenarios [member] | Canada [member] | First 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	(2.30%)
Corporate BBB	3.60%
Unemployment rates	8.80%
Housing Price Index	(10.90%)
Downside Scenarios [member] | Canada [member] | Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	1.30%
Corporate BBB	3.00%
Unemployment rates	9.40%
Housing Price Index	(1.00%)
Downside Scenarios [member] | United States [member] | First 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	(2.10%)
Corporate BBB	3.40%
Unemployment rates	6.70%
Housing Price Index	(9.60%)
Downside Scenarios [member] | United States [member] | Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	1.40%
Corporate BBB	3.10%
Unemployment rates	7.30%
Housing Price Index	(1.00%)
Severe Downside Scenario [member] | Canada [member] | First 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	(3.60%)	(3.90%)
Corporate BBB	4.20%	4.20%
Unemployment rates	9.80%	9.30%
Housing Price Index	(19.00%)	(20.20%)
Severe Downside Scenario [member] | Canada [member] | Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	1.20%	1.20%
Corporate BBB	3.50%	3.50%
Unemployment rates	10.50%	10.10%
Housing Price Index	(5.00%)	(5.00%)
Severe Downside Scenario [member] | United States [member] | First 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	(3.40%)	(3.50%)
Corporate BBB	4.60%	4.60%
Unemployment rates	7.60%	7.50%
Housing Price Index	(19.30%)	(19.20%)
Severe Downside Scenario [member] | United States [member] | Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	1.30%	1.40%
Corporate BBB	3.60%	3.50%
Unemployment rates	8.40%	8.30%
Housing Price Index	(4.30%)	(4.30%)